Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	88 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000196754
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Affinity World Leaders Equity ETF
Without Sales Load [Member] | C000196754
Average Annual Return [Line Items]
Average Annual Return, Percent	0.10%	10.63%	15.20%	6.72%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
AFFINITY WORLD LEADERS EQUTIY ETF Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE StarMine Affinity World Leaders Total Return Index
Average Annual Return, Percent	1.21%	12.57%	16.92%	8.12%